Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair value measurements
Summary of Partnership's recurring liabilities measured at fair value

				September 30,
(in thousands)	Level 1	Level 2	Level 3	2022
Assets (at fair value):
Derivative contracts	$—	$5,188	$—	$5,188
Liabilities (at fair value):
Derivative contracts	$—	$(3,941)	$—	$(3,941)

				December 31,
(in thousands)	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative contracts	$—	$(4,353)	$—	$(4,353)

				December 31,
	Level 1	Level 2	Level 3	2021
Liabilities (at fair value):
Derivative	$—	$(4,353,072)	$—	$(4,353,072)

				December 31,
	Level 1	Level 2	Level 3	2020
Liabilities (at fair value):
Derivative	$—	$(213,093)	$—	$(213,093)

Summary of fair value of financial instruments not recorded at fair value

	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities (not at fair value):
Revolving credit facility	$29,938,307	$29,938,307	$9,897,179	$9,897,179